Investment Securities (Schedule Of Interest And Dividends On Investments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	$ 8.8	$ 6.4
Interest Income - Interest Bearing Deposits [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	4.6	3.5
Interest Income - Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	3.3	1.9
Dividends - Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	$ 0.9	$ 1.0